Lease - liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lease liabilities [abstract]
Carrying amount at 1 January 2019		¥ 1,751,703	¥ 1,815,187
New leases		70,473	23,531
Revision of lease terms arising from changes in the non-cancellable period of leases		(36,600)	5,262
Accretion of interest recognized during the period		102,382	106,239
Payments		(196,229)	(177,566)
COVID-19 related rent concessions from lessors	$ (6,846)	(6,846)
Accrued but unpaid rent		(132)	(20,950)
Carrying amount at 31 December 2019		1,684,751	1,751,703
Current portion		89,181	90,521
Non-current portion		¥ 1,595,570	¥ 1,661,182